THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
June 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 95.9%

	Shares	Value
BUSINESS SERVICES — 6.9%
Visa Inc., Cl A (A)	5,173,244	$1,228,541,985

COMMUNICATION SERVICES — 6.2%
Netflix Inc.*	2,528,806	1,113,913,755

CONSUMER DISCRETIONARY — 15.3%
Airbnb Inc., Cl A* (A)	4,885,819	626,166,563
Chipotle Mexican Grill Inc., Cl A*	394,867	844,620,513
Lululemon Athletica Inc.*	1,634,980	618,839,930
Nike Inc., Cl B	5,691,264	628,144,808
		2,717,771,814

CONSUMER STAPLES — 4.4%
The Estée Lauder Companies Inc., Cl A	3,991,273	783,806,192

FINANCIALS — 8.4%
Blackstone Inc.	7,865,463	731,252,095
S&P Global Inc.	1,903,737	763,189,126
		1,494,441,221

HEALTH CARE — 18.5%
Align Technology Inc.*	1,710,404	604,867,270
Danaher Corp	3,214,011	771,362,640
Eli Lilly & Co.	1,073,907	503,640,905
Illumina Inc.*	2,916,839	546,878,144
Intuitive Surgical Inc.*	2,518,249	861,090,063
		3,287,839,022

INFORMATION TECHNOLOGY — 33.1%
Adobe Inc.*	1,871,506	915,147,719
ASML Holding NV, Cl G	1,309,402	948,989,100

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
June 30, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit Inc.	2,005,818	$919,045,749
Microsoft Corp	2,756,950	938,851,753
NVIDIA Corp	2,840,158	1,201,443,637
ServiceNow Inc.*	1,720,513	966,876,691
		5,890,354,649

REAL ESTATE — 3.1%
American Tower Corp, Cl A ‡	2,887,083	559,920,877

TOTAL COMMON STOCK
(Cost $9,258,996,028)		17,076,589,515

SHORT-TERM INVESTMENTS — 10.0%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 4.990% (B)	689,381,003	689,381,002
Mount Vernon Liquid Assets Portfolio, LLC, 5.220% (B)(C)	1,085,679,690	1,085,679,690

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,775,060,692)		1,775,060,692

TOTAL INVESTMENTS — 105.9%
(Cost $11,034,056,720)		$18,851,650,207

Percentages are based on Net Assets of $17,803,324,783.
*	Non-income producing security.
‡	Real Estate Investment Trust (REIT)
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security is on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $1,077,651,179.
(B)	The rate reported is the 7-day effective yield as of June 30, 2023.
(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
June 30, 2023 (Unaudited)

EMC-QH-001-3600

3